Loss per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Loss per share	Loss per share
Basic loss per share is computed using the weighted-average number of outstanding ordinary shares during the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding ordinary shares and potential outstanding ordinary shares during the period. Potential ordinary shares, which are based on the weighted-average ordinary shares underlying outstanding stock options, restricted stock units, and other contingently issuable shares, warrants, and Exchangeable Notes and computed using the treasury stock method or the if-converted method, as applicable, are included when calculating diluted loss per share when their effect is dilutive. The computation of loss per share for the respective periods is as follows:

	2023	2022	2021
	(in € millions, except share and per share data)
Basic loss per share
Net loss attributable to owners of the parent	(532)	(430)	(34)
Shares used in computation:
Weighted-average ordinary shares outstanding	194,732,304	192,934,862	191,298,397
Basic loss per share attributable to owners of the parent	(2.73)	(2.23)	(0.18)
Diluted loss per share
Net loss attributable to owners of the parent	(532)	(430)	(34)
Fair value gains on dilutive Exchangeable Notes	—	(144)	(112)
Fair value gains on dilutive warrants	—	—	(53)
Net loss used in the computation of diluted loss per share	(532)	(574)	(199)
Shares used in computation:
Weighted-average ordinary shares outstanding	194,732,304	192,934,862	191,298,397
Exchangeable Notes	—	2,911,500	2,424,921
Warrants	—	—	220,137
Diluted weighted average ordinary shares	194,732,304	195,846,362	193,943,455
Diluted loss per share attributable to owners of the parent	(2.73)	(2.93)	(1.03)
Potential dilutive securities that were not included in the diluted loss per share calculations because they would be anti-dilutive were as follows:

	2023	2022	2021
Employee options	12,429,245	16,004,890	8,695,348
Restricted stock units	2,554,925	3,135,407	1,425,196
Other contingently issuable shares	36,898	71,717	108,720
Warrants	800,000	800,000	800,000
Exchangeable Notes	2,911,500	—	—